Note 4 - Premises and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Depreciation, Total	$ 771	$ 781
Operating Leases, Rent Expense, Total	$ 159	$ 158